CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowances for doubtful accounts	$ 395		$ 395
Ordinary Shares, par value per share		0.20		0.20
Ordinary Shares, shares authorized	9,997,670	9,997,670	9,997,670	9,997,670
Ordinary Shares, shares outstanding	6,446,541	6,446,541	6,175,867	6,175,867
Ordinary Shares, shares issued	6,415,698	6,415,698	6,145,024	6,145,024